SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Convenience translation into U.S. Dollars	(USD 1 = NIS 3.467)
Increase in amortization expense due to change in accounting estimate			₪ 253
Right of use impairment charges			76
Adjustment recognized in profit or loss interest expense	₪ 18
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 to 10 years
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 to 10 years
Capitalized Contract Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	mainly over 2-3 years
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Increase in amortization expense due to change in accounting estimate	₪ 6	₪ 16	₪ 1